Financial assets available for sale (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturity
Financial assets available for sale	R$ 0	R$ 159,412,722
Due within one year
Maturity
Financial assets available for sale		31,167,067
From 1 to 5 years
Maturity
Financial assets available for sale		83,816,085
From 5 to 10 years
Maturity
Financial assets available for sale		16,363,350
Over 10 years
Maturity
Financial assets available for sale		17,028,413
No stated maturity
Maturity
Financial assets available for sale		11,037,807
Amortized cost
Maturity
Financial assets available for sale		159,182,636
Amortized cost | Due within one year
Maturity
Financial assets available for sale		31,635,369
Amortized cost | From 1 to 5 years
Maturity
Financial assets available for sale		83,579,399
Amortized cost | From 5 to 10 years
Maturity
Financial assets available for sale		16,004,079
Amortized cost | Over 10 years
Maturity
Financial assets available for sale		16,660,955
Amortized cost | No stated maturity
Maturity
Financial assets available for sale		R$ 11,302,834